Financial information of the parent company (Details) - Schedule of parent company statements of cash flows (Unaudited) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,048,107	$ 9,087,872
Equity income of subsidiaries and VIEs	(6,517,671)	(9,087,872)
Increase in accounts payable	2,960,000
Increase in other payables and accrued liabilities	50,918
(Decrease) in other payables - intercompany	(18,993)
Net cash used in operating activities	(1,477,639)
Proceeds from public offerings, net	18,090,668
Business acquisition through issuance of ordinary shares		1,495,505
Net cash provided by financing activities	18,090,668
Proceeds from initial public offering deposited into escrow	600,000
Proceeds from initial public offerings offset with intercompany payable	1,413,458
CHANGES IN CASH AND CASH EQUIVALENTS	16,613,029
CASH AND CASH EQUIVALENTS, beginning of year
CASH AND CASH EQUIVALENTS, end of year	$ 16,613,029